Investments and interests in other entities (Tables)	12 Months Ended
Dec. 31, 2022
Investments and interests in other entities
Summary of movements in investment and interests in other entities

	2022				2021
	INCO	TERA	Bewater	Total	Total
At beginning of the year	102,421	14,649	9,803	126,873	9,654
Capital contributions	—	—	32	32	125,273
Fair value on investment	—	—	1,379	1,379	106
Gain resulting from changes in ownership	17,712	—	—	17,712	14,022
Share of loss of equity-accounted investees	(32,438)	(1,927)	—	(34,365)	(22,182)
At end of the year	87,695	12,722	11,214	111,631	126,873
Percentage of ownership	24.93%	23.43%	10.88%

Schedule of summary financial information for subsidiaries, joint ventures and affiliates

	Inco	Tera
December 31, 2022
Current assets	317,240	6,629
Non-current assets	192,040	2,430
Current liabilities	65,917	4,261
Non-current liabilities	48,323	2,342
Equity	395,040	2,456
Revenue	163,520	19,359
Costs and expenses	(288,760)	(27,858)
Loss for the year	(125,240)	(8,499)
December 31, 2021
Current assets	379,880	11,191
Non-current assets	125,643	1,837
Current liabilities	84,686	1,893
Non-current liabilities	5,872	50
Equity	414,966	11,085
Revenue	47,470	14,944
Costs and expenses	(119,162)	(15,283)
Loss for the year	(71,692)	(340)